Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Comprehensive Income Loss [Abstract]
Loss from continuing operation	$ (118,049)	$ (37,146)	$ (84,606)
Loss from discontinued operation	(1,741)	(1,885)	(2,030)
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain from defined benefit plan	43	168	92
Foreign currency translation from functional currency to presentation currency	(9,090)	(242)	(940)
Total other comprehensive loss	(9,047)	(74)	(848)
Total comprehensive loss	(128,837)	(39,105)	(87,484)
Attributable to:
Equity holders of the Company	(128,833)	(39,781)	(88,232)
Non-controlling interests	(4)	676	748
Total comprehensive income for the year	$ (128,837)	$ (39,105)	$ (87,484)